Leases - Schedule of Future Minimum Annual Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Annual Lease Payments [Line Items]
2026	$ 479
2027	925
2028	889
2029	862
2030 and beyond	3,596
Total future minimum operating and finance lease payments	6,751
Less effects of discounting	(862)
Operating, Lease liabilities recognized	5,799	$ 6,191
Finance, Lease liabilities recognized	90	129
Lease liabilities recognized	5,889	$ 6,320
Operating [Member]
Schedule of Future Minimum Annual Lease Payments [Line Items]
Operating, 2026	451
Operating, 2027	873
Operating, 2028	853
Operating, 2029	853
Operating, 2030 and beyond	3,586
Total future minimum operating lease payments	6,616
Operating, Less effects of discounting	(817)
Operating, Lease liabilities recognized	5,799
Finance [Member]
Schedule of Future Minimum Annual Lease Payments [Line Items]
Finance, 2026	28
Finance, 2027	52
Finance, 2028	36
Finance, 2029	9
Finance, 2030 and beyond	10
Total future minimum finance lease payments	135
Finance, Less effects of discounting	(45)
Finance, Lease liabilities recognized	$ 90